CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues
Revenues (including transactions with related parties of RMB 1,388, RMB 996 and RMB 932 (US$133) for the years ended December 31, 2023, 2024 and 2025, respectively)	¥ 807,019	$ 115,402	¥ 922,201	¥ 1,018,139
Cost of revenues
Cost of revenues (including transactions with related parties of RMB 5,277, RMB 2,735 and RMB 937 (US$134) for the years ended December 31, 2023, 2024 and 2025, respectively)	(259,409)	(37,095)	(282,048)	(296,868)
Gross profit	547,610	78,307	640,153	721,271
Operating expenses
Research and development expenses (including transactions with related parties of RMB 16,264, RMB 13,718 and RMB 11,350 (US$1,625) for the years ended December 31, 2023, 2024 and 2025, respectively)	(208,443)	(29,807)	(247,757)	(257,546)
Sales and marketing expenses (including transactions with related parties of RMB 5,370, RMB 6,021 and RMB 5,317 (US$760) for the years ended December 31, 2023, 2024 and 2025, respectively)	(180,969)	(25,878)	(221,230)	(199,504)
General and administrative expenses (including transactions with a related party of RMB 3,534, RMB 2,833 and RMB 1,905 (US$272) for the years ended December 31, 2023, 2024 and 2025, respectively)	(91,442)	(13,076)	(99,254)	(104,334)
Total operating expenses	(480,854)	(68,761)	(568,241)	(561,384)
Operating income	66,756	9,546	71,912	159,887
Other income, net	35,033	5,010	38,689	42,686
Income before income taxes	101,789	14,556	110,601	202,573
Income tax expenses	(6,387)	(913)	(12,012)	(21,666)
Net income	95,402	13,643	98,589	180,907
Other comprehensive income
Foreign currency translation adjustment	(7,875)	(1,126)	6,054	7,458
Total other comprehensive income	(7,875)	(1,126)	6,054	7,458
Total comprehensive income	¥ 87,527	$ 12,517	¥ 104,643	¥ 188,365
Income per ordinary share:
Basic | (per share)	¥ 0.37	$ 0.05	¥ 0.38	¥ 0.69
Diluted | (per share)	¥ 0.36	$ 0.05	¥ 0.36	¥ 0.66
Weighted average number of ordinary shares:
Basic	256,975,188	256,975,188	262,001,916	264,052,936
Diluted	267,614,972	267,614,972	271,198,755	273,765,128
American Depositary Shares
Income per ordinary share:
Basic | (per share)	¥ 1.86	$ 0.27	¥ 1.88	¥ 3.43
Diluted | (per share)	¥ 1.78	$ 0.25	¥ 1.82	¥ 3.3